UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended March 31, 2007

Check here if Amendment [  ]: Amendment Number:
This Amendment (Check only one):    [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:              KOM Capital Management, LLC
                   Knoll Capital Management, L.P.
Address:           666 Fifth Avenue
                   37th Floor
                   New York, New York 10103

Form 13F File Numbers:

1)  KOM Capital Management, LLC: 028-11425
2)  Knoll Capital Management, L.P.:  028-11424

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Patrick G. O'Neill
Title:    Chief Operating Officer
Phone:    (212) 808-7474

Signature, Place, and Date of Signing:

/s/  Patrick G. O'Neill, New York, New York, May __, 2007

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                              FORM 13F SUMMARY PAGE


Report Summary:



Number of Other Included Managers: 0


Form 13F Information Table Entry Total:  19 Data Records


Form 13F Information Table Value Total:  $284,246
                                         --------
                                          (x1000)


List of Other Included Managers:  NONE


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              Column 1        Column 2    Column 3      Column 4             Column 5        Column 6  Column 7       Column 8

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             NAME OF ISSUER   TITLE OF     CUSIP        VALUE       SHRS OR    SH/     PUT/    INV.    OTHER      VOTING AUTHORITY
                               CLASS                    (x$1000)    PRN AMT    PR      CALL   DISCR.   MNGRS.
                                                                                                                --------------------
                                                                                                                SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
Abraxis Biosciences Inc         COM        00383E106      15538.3     581741     SH              SOLE           581741
------------------------------------------------------------------------------------------------------------------------------------
Alfacell Corp                   COM        015404106      4436.04    3168601     SH              SOLE          3168601
------------------------------------------------------------------------------------------------------------------------------------
ATP Oil and Gas Corp            COM        00208J108     42632.76    1133850     SH              SOLE          1133850
------------------------------------------------------------------------------------------------------------------------------------
Bioveris Corp                   COM        090676107     17723.54    1333600     SH              SOLE          1333600
------------------------------------------------------------------------------------------------------------------------------------
Cano Petroleum Inc              COM        137801106         2938     650000     SH    Call      SOLE           650000
------------------------------------------------------------------------------------------------------------------------------------
Carrizo Oil & Gas Inc           COM        144577103      6083.04     174000     SH              SOLE           174000
------------------------------------------------------------------------------------------------------------------------------------
Cleveland Biolabs Inc           COM        185860103       444.82      50548     SH              SOLE            50548
------------------------------------------------------------------------------------------------------------------------------------
Delta Petroleum Corp New        COM        247907207     17676.49     769882     SH              SOLE           769882
------------------------------------------------------------------------------------------------------------------------------------
Emcore                          COM        290846104       2036.5     407300     SH              SOLE           407300
------------------------------------------------------------------------------------------------------------------------------------
Flamel Technologies SA     SPONSORED ADR   338488109     51026.89    1993238     SH              SOLE          1993238
------------------------------------------------------------------------------------------------------------------------------------
Hythiam Inc                     COM        44919F104     16060.63    2351786     SH              SOLE          2351786
------------------------------------------------------------------------------------------------------------------------------------
Medicinova Inc                  COM        58468P206         3228     300000     SH              SOLE           300000
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Medivation Inc                  COM        58501N101     66085.32    3503994     SH              SOLE          3503994
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Nutracea(1)                     COM        67060N204      4800.64    1594900     SH              SOLE          1594900
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Parkervision Inc                COM        701354102     16016.25    1212434     SH              SOLE          1212434
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Storm Cat Energy Corp           COM        862168101       738.09     793650     SH              SOLE           793650
------------------------------------------------------------------------------------------------------------------------------------
Sulphco Inc                     COM        865378103      4900.17    1432800     SH              SOLE          1432800
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Todco                           COM        88889T107     11703.76     290200     SH              SOLE           290200
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US Energy Corp WYO              COM        911805109       176.58      33193     SH              SOLE            33193
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_________________________

(1) Nutracea's security is not listed in the U.S. Securities and Exchange Commission's Official List of 13F Securities
as a 13F Security as defined in Section 13(f) of the Securities Exchange Act of 1934.  However, KOM Capital Management, LLC,
has chosen to include this security for informational purposes.

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